Investment Strategy - Franklin S&P 500 Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, included in the Index. The fund seeks to be fully invested in stocks included in the Index. The fund seeks to hold a portfolio of common stocks that is comparable to the Index in terms of economic sector weightings, market capitalization and liquidity. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of large capitalization companies of the U.S. equities market.
By seeking to track the Index, from time to time, the fund may be significantly invested in companies in a particular sector. In recent years, the Index, which is market capitalization-weighted, has become significantly more exposed to companies in the information technology sector relative to other sectors, as a result of the increased market capitalization of companies in this sector.
The fund may also use derivatives to track the performance of the Index. The fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index.
The fund intends to be diversified in approximately the same proportion as the Index is diversified. The fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.